Financial Liabilities - Revolving credit facility and other (Details) € in Thousands, $ in Millions		12 Months Ended
	May 07, 2020 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	May 06, 2020 USD ($)
Financial Liabilities
Percentage of consolidated assets and consolidated EBITDA applied as guaranty of borrowings		60.00%
Revolving Credit, Maturity in 2025
Financial Liabilities
Drawn opening balance		€ 0	€ 330,000
Drawdowns		1,501,207	591,537
Repayments		(1,131,565)	(916,958)
Translation differences		(9,393)	(4,579)
Drawn closing balance		360,249	0
Borrowings		€ 360,249	€ 0
Maximum borrowing capacity | $	$ 1,000			$ 500
Adjustment to interest rate basis (as a percent)		1.50%
Interest rate basis	SOFR